UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/ Raul Espejel             Aventura, Florida                August 14, 2012
---------------------     ------------------------          --------------------
 [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $251,190
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number         Name

1.       028-14235                    Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                    Tempus Quo Master Fund, Ltd.

                                           FORM 13F INFORMATION TABLE
                                                  June 30, 2012

COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER NAME                    OF CLASS         CUSIP       (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS    SOLE     SHARED  NONE
-----------                    --------         -----       --------  -------   ---  ----  ----------  ----    ----     ------  ----
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    4,139      129,794 SH         DEFINED     1         129,794
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    4,139      129,798 SH         DEFINED     2         129,798
ALLEGHENY TECHNOLOGIES INC     COM              01741R102       25          779 SH         SOLE                      779
APACHE CORP                    COM              037411105   10,131      115,269 SH         DEFINED     1         115,269
APACHE CORP                    COM              037411105    7,060       80,323 SH         DEFINED     2          80,323
APACHE CORP                    COM              037411105       33          379 SH         SOLE                      379
BAKER HUGHES INC               COM              057224107    3,560       86,609 SH         DEFINED     1          86,609
BAKER HUGHES INC               COM              057224107    3,560       86,627 SH         DEFINED     2          86,627
BAKER HUGHES INC               COM              057224107       21          518 SH         SOLE                      518
BP PLC                         SPONSORED ADR    055622104    7,455      183,885 SH         DEFINED     1         183,885
BP PLC                         SPONSORED ADR    055622104    7,455      183,882 SH         DEFINED     2         183,882
BP PLC                         SPONSORED ADR    055622104       45        1,101 SH         SOLE                    1,101
CAMERON INTERNATIONAL CORP     COM              13342B105      177        4,137 SH         DEFINED     1           4,137
CAMERON INTERNATIONAL CORP     COM              13342B105      177        4,138 SH         DEFINED     2           4,138
CAMERON INTERNATIONAL CORP     COM              13342B105        1           25 SH         SOLE                       25
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407    2,910      134,203 SH         DEFINED     1         134,203
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407    2,910      134,209 SH         DEFINED     2         134,209
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407       18          810 SH         SOLE                      810
DEVON ENERGY CORP NEW          COM              25179M103    4,824       83,187 SH         DEFINED     1          83,187
DEVON ENERGY CORP NEW          COM              25179M103    4,824       83,190 SH         DEFINED     2          83,190
DEVON ENERGY CORP NEW          COM              25179M103       29          500 SH         SOLE                      500
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    6,105      179,196 SH         DEFINED     1         179,196
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    6,106      179,210 SH         DEFINED     2         179,210
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       36        1,070 SH         SOLE                    1,070
GRAFTECH INTL LTD              COM              384313102       10        1,071 SH         SOLE                    1,071
GRAN TIERRA ENERGY INC         COM              38500T101      299       60,897 SH         DEFINED     1          60,897
GRAN TIERRA ENERGY INC         COM              38500T101      208       42,436 SH         DEFINED     2          42,436
GRAN TIERRA ENERGY INC         COM              38500T101        1          202 SH         SOLE                      202
HALLIBURTON CO                 COM              406216101    3,559      125,360 SH         DEFINED     1         125,360
HALLIBURTON CO                 COM              406216101    3,559      125,354 SH         DEFINED     2         125,354
HALLIBURTON CO                 COM              406216101       21          749 SH         SOLE                      749
HESS CORP                      COM              42809H107    2,802       64,491 SH         DEFINED     1          64,491
HESS CORP                      COM              42809H107    2,802       64,490 SH         DEFINED     2          64,490
HESS CORP                      COM              42809H107       17          389 SH         SOLE                      389
MARATHON OIL CORP              COM              565849106    3,476      135,926 SH         DEFINED     1         135,926
MARATHON OIL CORP              COM              565849106    3,476      135,924 SH         DEFINED     2         135,924
MARATHON OIL CORP              COM              565849106       21          814 SH         SOLE                      814
METALS USA HLDGS CORP          COM              59132A104   25,326    1,591,833 SH         DEFINED     1       1,591,833
METALS USA HLDGS CORP          COM              59132A104   25,325    1,591,767 SH         DEFINED     2       1,591,767
MOSAIC CO NEW                  COM              61945C103    4,066       74,247 SH         DEFINED     1          74,247
MOSAIC CO NEW                  COM              61945C103    4,066       74,259 SH         DEFINED     2          74,259
MOSAIC CO NEW                  COM              61945C103       24          440 SH         SOLE                      440
NATIONAL OILWELL VARCO INC     COM              637071101    5,895       91,484 SH         DEFINED     1          91,484
NATIONAL OILWELL VARCO INC     COM              637071101    5,895       91,479 SH         DEFINED     2          91,479
NATIONAL OILWELL VARCO INC     COM              637071101       35          547 SH         SOLE                      547
NEWFIELD EXPL CO               COM              651290108    1,242       42,386 SH         DEFINED     1          42,386
NEWFIELD EXPL CO               COM              651290108    1,242       42,386 SH         DEFINED     2          42,386
NEWFIELD EXPL CO               COM              651290108        7          251 SH         SOLE                      251
NII HLDGS INC                  CL B NEW         62913F201    3,832      374,978 SH         DEFINED     1         374,978
NII HLDGS INC                  CL B NEW         62913F201    3,832      374,576 SH         DEFINED     2         374,576
NII HLDGS INC                  CL B NEW         62913F201       23        2,228 SH         SOLE                    2,228
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    2,428       74,632 SH         DEFINED     1          74,632
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    2,428       74,633 SH         DEFINED     2          74,633
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103       15          448 SH         SOLE                      448
PATTERSON UTI ENERGY INC       COM              703481101    4,990      342,731 SH         DEFINED     1         342,731
PATTERSON UTI ENERGY INC       COM              703481101    4,990      342,727 SH         DEFINED     2         342,727
PATTERSON UTI ENERGY INC       COM              703481101       30        2,042 SH         SOLE                    2,042
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    8,392      447,087 SH         DEFINED     1         447,087
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    5,848      311,555 SH         DEFINED     2         311,555
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408       28        1,474 SH         SOLE                    1,474
POTASH CORP SASK INC           COM              73755L107    2,127       48,673 SH         DEFINED     1          48,673
POTASH CORP SASK INC           COM              73755L107    2,127       48,687 SH         DEFINED     2          48,687
POTASH CORP SASK INC           COM              73755L107       13          292 SH         SOLE                      292
TERNIUM SA                     SPON ADR         880890108   14,458      738,759 SH         DEFINED     1         738,759
TERNIUM SA                     SPON ADR         880890108   12,872      657,759 SH         DEFINED     2         657,759
TERNIUM SA                     SPON ADR         880890108       60        3,057 SH         SOLE                    3,057
ULTRA PETROLEUM CORP           COM              903914109    2,024       87,726 SH         DEFINED     1          87,726
ULTRA PETROLEUM CORP           COM              903914109    2,024       87,723 SH         DEFINED     2          87,723
ULTRA PETROLEUM CORP           COM              903914109       12          525 SH         SOLE                      525
VALE S A                       ADR              91912E105    4,052      204,106 SH         DEFINED     1         204,106
VALE S A                       ADR              91912E105    4,051      204,103 SH         DEFINED     2         204,103
VALE S A                       ADR              91912E105       24        1,220 SH         SOLE                    1,220
VIMPELCOM LTD                  SPONSORED ADR    92719A106      697       87,986 SH         DEFINED     2          87,986
VIMPELCOM LTD                  SPONSORED ADR    92719A106      697       85,991 SH         DEFINED     2          85,991
VIMPELCOM LTD                  SPONSORED ADR    92719A106        4          513 SH         SOLE                      513

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